UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              2000


Check here if Amendment [  ]; Amendment Number:               .
	This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      J. Jeffery Auxier                              .
Address:   Auxier Asset Management LLC     .
                 8050 S.W Warm Springs, Suite 130.
                 Tualatin, Oregon 97062                  .

Form 13F File Number: 28-  not assigned   .

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Shauna C Tweedy       .
Title:		Chief Financial Officer
Phone:		1-503-885-8807          .

Signature, Place and Date of Signing:


 _Shauna C. Tweedy____ Tualatin, Oregon______10/13/00

 [Signature]			          [City, State]
                                              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported on this report.)

[ ] 13F NOTICE. (Check here if n o holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in the report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries this list, omit this section.]

	Form 13F File Number	Name
	28-      N/A                   .            ____________________
	[Repeat as necessary]

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            _________0_________

Form 13F Information Table Entry Total:      _________94_______

Form 13F Information Table Value Total:     ___102,951_____
                                					          (thousands)


List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no enties in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	___	NONE________________	__________________________

[Repeat as necessary.]

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                                                                     FORM 13F INFORMATION TABLE
                                             VALUE   SHARES/SH/P/INV OT VOTING AUTHORITY
NAME OF ISSUER           CLASS CUSIP     (x$1000)PRN AMTPRN  DSC MA SOLE   SH NONE
AT&T CORP                COM   001957109 3143    107004SH    SOLE   107004 0  0
@TRACK COMMUNICATIONS    COM   04648Y105   21     18600SH    SOLE    18600 0  0
ALBERTO CULVER CO        PFD A 013068200  395     15750SH    SOLE    15750 0  0
ALKERMES INC.            COM   01642t108  676     17500SH    SOLE    17500 0  0
ALLSTATE CORP            COM   020002101 2609     75083SH    SOLE    75083 0  0
AMAZON COM INC.          COM   023135106 3343     86975SH    SOLE    86975 0  0
AMER INTERNATIONAL GRO.  COM   026874107  267      2793SH    SOLE     2793 0  0
AMERUS GROUP CO.         COM   030732101  205      7950SH    SOLE     7950 0  0
AMERICA ONLINE INC DEL   COM   02364J104  201      3735SH    SOLE     3735 0  0
AMGEN INC.               COM   031162100 4241     60730SH    SOLE    60730 0  0
AUTONATION INC.          COM   05329W102  827    137837SH    SOLE   137837 0  0
AMERICAN EXPRESS CO.     COM   025816109  433      7129SH    SOLE     7129 0  0
AMERICAN HOME PRODUCTS   COM   026609107  224      3956SH    SOLE     3956 0  0
ASSOCIATES FIRST CAPITAL COM   046008108  221      5808SH    SOLE     5808 0  0
AVENUE A INC.            COM   053566105  770    153961SH    SOLE   153961 0  0
AXA FINANCIAL INC.       COM   002451102  250      4900SH    SOLE     4900 0  0
BANK ONE CORP.           COM   06423A103  341      8816SH    SOLE     8816 0  0
BANK OF AMERICA          COM   060505104 2664     50869SH    SOLE    50869 0  0
BERKSHIRE HATHAWAY INC   PFD B 084670207  544       263SH    SOLE      263 0  0
BOEING CO.               COM   097023105 1176     18671SH    SOLE    18671 0  0
BRISTOL MYERS SQUIBB C   COM   110122108  394      6897SH    SOLE     6897 0  0
CHARTER COMMUNICATIONS   COM   16117M107 1607     98775SH    SOLE    98775 0  0
CHASE MANHATTEN CORP.    COM   16161A108  696     15071SH    SOLE    15071 0  0
CHEVRON CORP.            COM   166751107  752      8824SH    SOLE     8824 0  0
CISCO SYSTEMS, INC.      COM   17275R102  560     10134SH    SOLE    10134 0  0
CITIGROUP                COM   172967101 7639    141304SH    SOLE   141304 0  0
COMPAQ COMPUTER CORP.    COM   204493100 1351     48984SH    SOLE    48984 0  0
COSTCO WHOLESALE CORP    COM   22160K105  211      6050SH    SOLE     6050 0  0
DAIMLERCHRYSLER AG       COM   D1668R123  287      6474SH    SOLE     6474 0  0
DELPHI AUTOMOTIVE SYST   COM   247126105  363     23979SH    SOLE    23979 0  0
DEPARTMENT 56 INC.       COM   249509100  510     38700SH    SOLE    38700 0  0
DOW CHEMICAL CO.         COM   260543103 1832     73450SH    SOLE    73450 0  0
ENRON CORP.              COM   293561106 3480     39718SH    SOLE    39718 0  0
EXXON MOBIL CORP.        COM   30231G102  322      3609SH    SOLE     3609 0  0
FREDDIE MAC VOTING       COM   313400301 4097     75791SH    SOLE    75791 0  0
FEDERAL NATIONAL MORTGA  COM   313586109  459      6425SH    SOLE     6425 0  0
FINANCIAL SEL SECT SPDR  COM              231      7950SH    SOLE     7950 0  0
FIRST AMERICAN BANK      COM   318514106  619      5048SH    SOLE     5048 0  0
FIRST DATA CORP.         COM   319963104 1899     48625SH    SOLE    48625 0  0
FIRST UNION CORP.        COM   337358105  447     13900SH    SOLE    13900 0  0
FIRST FED FINL CORP. DE  COM   337907109  658     28600SH    SOLE    28600 0  0
FLEETBOSTON FINANCIAL C  COM   339030108 2453     62899SH    SOLE    62899 0  0
FRANKLIN RESOURCES INC.  COM   354613101 3472     78146SH    SOLE    78146 0  0
GENERAL ELECTRIC         COM   369604103 1090     18894SH    SOLE    18894 0  0
GENERAL MOTORS CORP.     COM   370442105 1176     18097SH    SOLE    18097 0  0
GENERAL MOTORS- CLASS H  PFD   370442832  708     19050SH    SOLE    19050 0  0
GOLDEN STATE BANCORP.    COM   381197102  371     15744SH    SOLE    15744 0  0
IMPCO TECHNOLOGIES INC.  COM   45255W106  273      9500SH    SOLE     9500 0  0
IMMUNEX CORP NEW         COM   452528102  213      4900SH    SOLE     4900 0  0
INTEL CORP               COM   458140100 1429     34372SH    SOLE    34372 0  0
INTERNATIONAL BUSINESS M COM   459200101 3749     33320SH    SOLE    33320 0  0
ISIS PHARMACEUTICALS     COM   464330109  117     10200SH    SOLE    10200 0  0
JOHNSON & JOHNSON        COM   478160104  207      2200SH    SOLE     2200 0  0
JONES SODA CO.           COM               26     33333SH    SOLE    33333 0  0
KMART CORP.              COM   482584109   66     11050SH    SOLE    11050 0  0
LIBERTY FINANCIAL CO.    COM   530512102 1435     61056SH    SOLE    61056 0  0
LORAL SPACE & COMMS - US COM   G56462107  596     97250SH    SOLE    97250 0  0
LUCENT TECHNOLOGIES INC. COM   549463107  395     12928SH    SOLE    12928 0  0
WORLDCOM INC.            COM   55268B106 4306    141768SH    SOLE   141768 0  0
MAGNETEK, INC,           COM   559424106  169     15917SH    SOLE    15917 0  0
MCDONALDS                COM   580135101  327     10844SH    SOLE    10844 0  0
MELLON FINL CORP         COM   58551A108  213      4598SH    SOLE     4598 0  0
MERCER INT INC. SH BEN I COM   588056101  129     17000SH    SOLE    17000 0  0
METRO ONE TELECOM        COM   59163F105  537     42560SH    SOLE    42560 0  0
MICROSOFT CORP.          COM   594918104 3375     55964SH    SOLE    55964 0  0
MONTEREY BAY BANCORP INC COM   61239H107  141     16025SH    SOLE    16025 0  0
MOTOROLA, INC.           COM   620076109 2592     91762SH    SOLE    91762 0  0
NOBLE DRILLING CO.       COM   655042109  251      5000SH    SOLE     5000 0  0
ONVIA.COM INC.           COM   68338T106   63     14254SH    SOLE    14254 0  0
PNC BANK CORP            COM   693475105  705     10852SH    SOLE    10852 0  0
PHAGE THERAPEUTICS INTL  COM               10     10000SH    SOLE    10000 0  0
PHILIP MORRIS COS INC.   COM   718154107 3528    119835SH    SOLE   119835 0  0
PLUM CREEK TIMBER CO(REI COM   729251108  312     14000SH    SOLE    14000 0  0
PRECISION CASTPARTS CORP COM   740189105 1935     50419SH    SOLE    50419 0  0
RR DONNELLEY & SONS      COM   257867101 2147     87410SH    SOLE    87410 0  0
RESOURCE BANCSHARES MTG  COM   761197102  538     94619SH    SOLE    94619 0  0
SERVICE MASTER CO.       COM   81760N109  155     15726SH    SOLE    15726 0  0
SILICON VALLEY BANCSHARE COM   827064106 3348     57500SH    SOLE    57500 0  0
SUCCESSORIES INC.        COM   864591102   54     29050SH    SOLE    29050 0  0
SUMMIT BANCORP           COM   866005101  584     16934SH    SOLE    16934 0  0
TELEFONOS DE MEXICO SA S COM   879403780  617     11600SH    SOLE    11600 0  0
THE SHAW GROUP           COM   820280105  705     10000SH    SOLE    10000 0  0
U.S. BANCORP DELAWARE    COM   902973106  670     29461SH    SOLE    29461 0  0
UTS SPIDER TRUST SER 1   COM              201      1400SH    SOLE     1400 0  0
VERIZON COMMUNICATIONS   COM              330      6805SH    SOLE     6805 0  0
WAL-MART DE CV C1 V ORD  COM               26     12384SH    SOLE    12384 0  0
WAL-MART DE MX SR C NONV COM               98     49100SH    SOLE    49100 0  0
WALMART STORES INC.      COM   931142103  552     11470SH    SOLE    11470 0  0
WASHINGTON FEDERAL INC.  COM   92923B106 1109    48739SH     SOLE    48379 0  0
WASHINGTON MUTUAL INC.   COM   939322103 1985     49857SH    SOLE    49857 0  0
WELLS FARGO & CO.        COM   949746101  599     13048SH    SOLE    13048 0  0
WILLBROS GROUP INC       COM   969199108   92     14225SH    SOLE    14225 0  0
WILLIAMS COS INS.        COM   969457100  453     10722SH    SOLE    10722 0  0
MFC BANCORP LTD CAD      COM   5527X103   216     25502SH    SOLE    25502 0  0
NOKIA CORP SPONSORED ADR PFD A 654902204 1332     33450SH    SOLE    33450 0  0








































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